Property and Equipment (Details) - Schedule of Property and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Property and equipment [Abstract]
Office equipment	$ 1,180	$ 98
Less: Accumulated depreciation and amortization	(135)	(15)
Construction in progress	20,017
Less: Foreign currency translation effects		(3)
Property and equipment, net	$ 21,062	$ 80